Earnings per share - Result attributable to ordinary shares (Details) - USD ($)		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Result for the period (in USD)			$ 160,696,062	$ 870,829,138	$ 858,026,940
Weighted average number of ordinary shares (in shares)	202,233,997	194,216,835	229,443,392	196,041,579	201,901,743	201,783,532
Basic earnings per share (in dollars per share)			$ 0.70	$ 4.44	$ 4.25